23 Income tax and social contribution (Details 2) R$ in Millions	Dec. 31, 2020 BRL (R$)
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	R$ 315
Up to one year [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	69
From 1 to 2 years [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	R$ 246